Schedule of Estimated Useful Lives (Details) - EUDA Health Limited [Member]	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of the lease term or 5 years	Shorter of the lease term or 5 years